OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2023
OPERATING SEGMENTS
Schedule of revenue and operating loss per segments

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2023
Subscriptions	$12,663	$—	$—	$12,663
SaaS related professional services	534	—	—	534
Transactional Platforms fees	—	7,084	—	7,084
Total revenue	13,197	7,084	—	20,281
Operating profit (loss)	$1,882	$(11,364)	$(68,318)	$(77,800)

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2022
Subscriptions	$11,674	$—	$—	$11,674
SaaS related professional services	754	—	—	754
Transactional Platforms fees	—	6,657	—	6,657
Total revenue	12,428	6,657	—	19,085
Operating profit (loss)	$2,261	$(10,250)	$(16,283)	$(24,272)

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2021
Subscriptions	$7,259	$—	$—	$7,259
SaaS related professional services	574	—	—	574
Transactional Platforms fees	—	3,284	—	3,284
Total revenue	7,833	3,284	—	11,117
Operating loss	$(667)	$(10,231)	$(5,450)	$(16,348)

Schedule of geographic information on revenue

	Solutions	Platform	Total
For the year ended December 31, 2023
Europe	$5,184	$—	$5,184
Hong Kong	437	3,389	3,826
United States	6,642	2,244	8,886
Other	934	1,451	2,385
	$13,197	$7,084	$20,281

	Solutions	Platform	Total
For the year ended December 31, 2022
Europe	$4,618	$—	$4,618
Hong Kong	460	3,441	3,901
United States	6,449	1,939	8,388
Other	901	1,277	2,178
	$12,428	$6,657	$19,085

NOTE 20: — OPERATING SEGMENTS (Cont.)

	Solutions	Platform	Total
For the year ended December 31, 2021
Europe	$4,322	$—	$4,322
Hong Kong	198	3,284	3,482
United States	2,725	—	2,725
Other	588	—	588
	$7,833	$3,284	$11,117